                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-10555

                           PIMCO Corporate Income Fund
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               (Exact name of registrant as specified in charter)

                 1345 Avenue of the Americas, New York, NY 10105
                -------------------------------------------------
               (Address of principal executive offices) (Zip code)

                  Allianz Global Investors Fund Management LLC
                 1345 Avenue of the Americas, New York, NY 10105
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-739-3000

Date of fiscal year end: October 31

Date of reporting period: July 1, 2004 - June 30, 2005

Item 1. Proxy Voting Record

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PIMCO Corporate Income Fund
Form N-PX Proxy Voting Record-Item 1
7/1/04-6/30/05
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                                      Exchange
                                      Ticker
Security Issuer Name                  Symbol         Cusip or Isin
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Panamsat Corp                            N/A         697933AK5
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Panamsat Corp                            N/A         697933AP4
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Manor Care Inc.                          N/A         564055AC5
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Chesapeake                               N/A         165167AV9
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Sithe Independence                       N/A         829809AF9
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El Paso/Cedar Brakes II                  N/A         15005MAC8
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El Paso/Cedar Brakes I                   N/A         15005NAC6
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ALLIED WASTE SR SEC                      N/A         01958XAL1
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SITHE/INDEPENDENCE FNDG NT               N/A         829809AF9
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AMERIGAS PARTNER***TENDER***             N/A         03073KAC5
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WYNN RESORTS 1ST MTG**EXCHANGE**         N/A         983130AB1
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Security                                                               Proposal by
Holder                                                                 Issuer or
Meeting                                                                Security
Date          Matter Voted On                                          Holder
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N/A           Consent to the proposed amendments                       Issuer
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N/A           Consent to the proposed amendments                       Issuer
-----------------------------------------------------------------------------------
N/A           Consent to the proposed amendments                       Issuer
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N/A           Consent to the proposed amendments                       Issuer
-----------------------------------------------------------------------------------
N/A           Consent to the proposed amendments                       Issuer
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N/A           Consent to the proposed amendments in the Indenture      Issuer
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N/A           Consent to the proposed amendments in the Indenture      Issuer
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N/A           Consent to the proposed amendments in the Indenture      Issuer
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N/A           Consent to the proposed amendment in the Indenture       Issuer
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N/A           Consent to the proposed amendments in the Indenture      Issuer
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N/A           Consent to the proposed amendments in the Indenture      Issuer
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                               Vote Cast
               Voting          "For" or
               Result: For,    "Against"
 Vote          Against,        Management
 Cast(Y/N?)    Abstain         or "Abstain"
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Y               For            For
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Y               For            For
-------------------------------------------
Y               For            For
-------------------------------------------
Y               For            For
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Y               For            For
-------------------------------------------
Y               For            For
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Y               For            For
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Y               For            For
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Y               Abstain        Abstain
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Y               For            For
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Y               For            For
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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  PIMCO Corporate Income Fund

By (Signature and Title)* /s/ Brian S. Shlissel
                         ---------------------------
                         Brian S. Shlissel, President & Chief Executive Officer

Date   August 19, 2005